PROPERTY, EQUIPMENT AND SOFTWARE (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 2.1	$ 1.6
Office Building [Member]
Property, Plant and Equipment [Line Items]
Asset collateral amount	$ 3.0